Document And Entity Information	Aug. 10, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 10, 2021
Entity Registrant Name	Recro Pharma, Inc.
Entity Central Index Key	0001588972
Entity Emerging Growth Company	false
Entity File Number	001-36329
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	26-1523233
Entity Address, Address Line One	1 E. Uwchlan Ave, Suite 112
Entity Address, City or Town	Exton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19341
City Area Code	770
Local Phone Number	534-8239
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	REPH
Security Exchange Name	NASDAQ
Amendment Description	As previously reported in a Current Report on Form 8-K, filed with the Securities and Exchange Commission (the “SEC”) on August 13, 2021 (the “Original Report”), as amended and supplemented by a Current Report on Form 8-K/A, filed with the SEC on September 10, 2021 (the “Amended Report,” and collectively with the Original Report, the “Report”), Recro Pharma, Inc. (the “Company”) entered into a Unit Purchase Agreement (the “Purchase Agreement”) by and among the Company, IriSys, LLC, a California limited liability company (“IriSys”), IriSys, Inc., a California corporation (“IriSys Parent”), Continent Pharmaceuticals U.S., Inc., a Delaware corporation, and EPS Americas Corp., a Delaware corporation (collectively, the “Sellers”), and IriSys Parent, in its capacity as the representative of the Sellers, pursuant to which the Company agreed to purchase 100% of the outstanding units of IriSys from the Sellers (the “Acquisition”). The closing of the Acquisition occurred simultaneously with the execution of the Purchase Agreement. As a result of the Acquisition, IriSys became a wholly owned subsidiary of the Company.This Current Report on Form 8-K/A (this “Amendment”) further amends and supplements the Report to include updated pro forma combined statements of operations for the nine months ended September 30, 2021. The pro forma financial information included in this Amendment has been presented for informational purposes only and is not necessarily indicative of the combined results of operations that would have been realized had the Acquisition occurred as of the date indicated, nor is it meant to be indicative of any future results of operations that the Company will achieve after the Acquisition.